Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	December 31, 2018	December 31, 2017

Payroll and employee-related costs	$417,997	$874,246
Professional fees	269,544	227,980
Restructuring-related costs	68,593	—
Consumer product-related costs	5,360	107,595
Research and development costs	2,846	2,502,400
Total	$764,340	$3,712,221

Restructuring-related costs

In June 2018, the Company's Board of Directors ("Board") approved a corporate restructuring plan to reduce the Company's cost structure. In connection with the corporate restructuring plan, the Company reduced its workforce by approximately 60%, with the reduction completed as of September 30, 2018.
Also, in June 2018, the Board approved employee retention arrangements and certain increased severance payments related to the corporate restructuring plan, to incentivize certain employees to remain with the Company through a potential sale or merger. As of December 31, 2018, the Company had paid $205,000 in retention bonuses and had paid or accrued approximately $186,000 in severance benefits associated with these arrangements. As of December 31, 2018, cash retention benefits totaling approximately $1,006,000 will be payable to the remaining employees and certain former employees who continue to provide service as consultants, upon the occurrence of a change in control event, including a sale or merger of the Company. Of this total, $603,000 relates to amounts payable to certain employees and former employees who continue to provide service as consultants only upon a change in control event, and $403,000 relates to amounts payable upon a change in control event or at certain timepoints through early 2019 if the individuals are employed by the Company and in good standing at the date of payment, even if a change in control event has not occurred. Upon a change in control event and termination without cause, the remaining employees will be eligible for up to approximately $928,000, in the aggregate, of severance benefits.
During the year ended December 31, 2018, the Company recognized expense for restructuring-related activities of approximately $1,366,000 which is comprised of approximately $1,037,000 recorded as termination benefits under ongoing benefit arrangements for terminated employees, approximately $100,000 as one-time termination benefit costs for terminated employees, approximately $214,000 in retention benefits for retained employees and approximately $15,000 of other restructuring related costs, including consulting and legal fees. There are currently no assurances a change in control event will take place. The Company does not consider the payment of severance benefits for retained employees or the payment of retention benefits only payable upon a change in control to be probable for accounting purposes as of December 31, 2018. On January 3, 2019, the Company entered into a Merger Agreement with Salarius. Unless and until the Company's shareholders have approved this specific transaction, the Company's probability assessment regarding a change in control event is not expected to change.
The Company expects to incur between approximately $1,769,000 and $3,354,000 in total costs for its restructuring-related activities, including approximately $1,366,000 that was recorded during 2018, included in the table below and $403,000 related to the annual bonus program that was recorded during 2018, included in payroll and employee-related costs. Based on the Company's current probability assessment regarding a change in control event and termination of retained employees, there are no anticipated charges in 2019. The range noted above includes approximately $603,000 related to retention benefits only payable upon a change in control event and $928,000 of severance benefits only payable upon a change in control event and termination under certain circumstances.
The following table outlines the Company's restructuring activities during the year ended December 31, 2018:

Accrued restructuring balance as of December 31, 2017	$—
Charges:
Employee termination benefits	1,136,388
Employee retention benefits	214,417
Other	14,995
Payments	(1,297,207)
Accrued restructuring balance as of December 31, 2018	$68,593

The Company's accrued restructuring balance as of December 31, 2018 is included as a component of accrued expenses and other current liabilities on the Company's condensed consolidated balance sheet as of December 31, 2018. For the twelve months ended December 31, 2018, approximately $968,000 of the restructuring-related charges are included in research and development expenses and approximately $398,000 are included in selling, general and administrative expenses in the Company's condensed consolidated statement of operations.

For the twelve months ended December 31, 2018, approximately $81,000 of the restructuring-related charges were incurred by the Company's Consumer Operations segment, approximately $968,000 were incurred by the Company's Drug Development segment and the remaining charges of approximately $317,000 related to corporate costs. In total, the Company may incur restructuring-related charges of up to approximately $113,000 and $1,036,000 within the Company's Consumer Operations and Drug Development segments, respectively. The Company may incur up to $2,205,000 of corporate costs that do not relate to a reportable segment.